Note 15 - Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Thousands		Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade and other payables, carrying amount		$ 616,434	$ 499,169
Total borrowings		543,504	498,088
Gas, electricity and non-commodity contracts, carrying amount		138,159	347,517
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount		616,434	499,169
Trade and other payables, undiscounted cash flows		616,434	499,169
Total borrowings	[1]	543,504	498,088
Long-term debt, undiscounted cash flows	[1]	575,525	527,743
Gas, electricity and non-commodity contracts, carrying amount		138,159	347,517
Gas, electricity and non-commodity contracts, undiscounted cash flows		3,171,037	3,397,692
Total, carrying amount		1,298,097	1,344,774
Total, undiscounted cash flows		4,362,996	4,424,604
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows		616,434	499,169
Long-term debt, undiscounted cash flows	[1]	122,115
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,867,389	1,982,896
Total, undiscounted cash flows		2,605,938	2,482,065
Liquidity risk [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	193,410	367,743
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,202,949	1,189,745
Total, undiscounted cash flows		1,396,359	1,557,488
Liquidity risk [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	260,000	160,000
Gas, electricity and non-commodity contracts, undiscounted cash flows		69,658	188,282
Total, undiscounted cash flows		329,658	348,282
Liquidity risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]
Gas, electricity and non-commodity contracts, undiscounted cash flows		31,041	36,769
Total, undiscounted cash flows		$ 31,041	$ 36,769

[1]	Included in long-term debt are the 6.75% $100M convertible debentures, 6.75% convertible debentures, 6.5% convertible bonds and 5.75% convertible debentures, which may be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.